Business combination (Tables)	12 Months Ended
Mar. 31, 2022
Statement [LineItems]
Schedule of Allocation of Purchase Price for Business Combinations
The following table presents the purchase price allocation:

Description	Purchase price allocated
Net assets	₹	1,285
Fair Value of Customer-related intangibles		2,460
Fair Value of Marketing-related intangibles		828
Deferred tax liabilities on intangible assets		(432)

Total	₹	4,141
Goodwill		9,660

Total purchase price	₹	13,801

Schedule of the purchase price allocation
The following table presents the purchase price allocation:

Description	Capco		Ampion		Edgile		LeanSwift
Net assets	₹	4,667	₹	1,235	₹	1,306	₹	199
Fair value of Customer-related intangibles		24,273		1,748		1,754		59
Fair value of Marketing-related intangibles		8,083		460		1,160		111
Deferred tax liabilities on intangible assets		(9,383)		(663)		—		(48)

Total	₹	27,640	₹	2,780	₹	4,220	₹	321
Goodwill		81,890		6,322		12,956		1,285

Total purchase price	₹	109,530	₹	9,102	₹	17,176	₹	1,606

Net Assets include:
Cash and cash equivalents	₹	4,278	₹	855	₹	907	₹	139
Fair value of acquired trade receivables included in net assets	₹	6,167	₹	1,074	₹	819	₹	205
Gross contractual amount of acquired trade receivables		6,181		1,074		819		221
Less: Allowance for lifetime expected credit loss		(14)		—		—		(16)
Transaction costs included in general and administrative expenses	₹	358	₹	49	₹	152	₹	88
The following table presents the provisional purchase price allocation:

Description	CAS Group
Net assets	₹	554
Fair value of Customer-related intangibles		1,614

Total	₹	2,168
Goodwill		3,416

Total purchase price	₹	5,584